Loans and Leases (Troubled Debt Restructurings) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Financing Receivable, Modifications [Line Items]
Contracts modified | loan	6	16
Recorded investment	$ 358	$ 661
Allowance for loan and lease losses allocated
Residential Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Contracts modified | loan	1	8
Recorded investment	$ 72	$ 245
Allowance for loan and lease losses allocated
Commercial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Contracts modified | loan	1
Recorded investment	$ 30
Allowance for loan and lease losses allocated
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Contracts modified | loan	4	8
Recorded investment	$ 256	$ 416
Allowance for loan and lease losses allocated